Fees Summary	Aug. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 468,000
Previously Paid Amount	0.00
Total Fee Amount	71.65
Total Offset Amount	0.00
Net Fee	71.65
Narrative - Max Aggregate Offering Price	$ 468,000
Final Prospectus	true